Variable Interest Entities - Consolidated VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Carrying amounts of consolidated VIE assets and liabilities
Total assets	$ 259,770.1	$ 241,602.9
Total liabilities	251,646.5	233,932.5
Aggregate consolidated variable interest entities
Carrying amounts of consolidated VIE assets and liabilities
Total assets	1,953.1	1,872.2
Total liabilities	83.9	84.0
Real estate VIE
Carrying amounts of consolidated VIE assets and liabilities
Total assets	829.1	689.6
Total liabilities	63.0	42.2
Residential mortgage loans VIE
Carrying amounts of consolidated VIE assets and liabilities
Total assets	874.7	1,182.6
Total liabilities	20.9	$ 41.8
Asset-backed limited partnership
Carrying amounts of consolidated VIE assets and liabilities
Total assets	$ 249.3